INTANGIBLE ASSETS, NET - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
INTANGIBLE ASSET, NET
Impairment of intangible assets	¥ 2,915,000	$ 457,427	¥ 0	¥ 0
Amortization expenses	¥ 8,226,446		¥ 1,716,348	¥ 0